Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Received	$ 3,133	$ 3,126
Less accumulated amortization	(1,994)	(1,879)
Foreign exchange translation adjustment	291	334
Deferred Revenue and Credits, Total	1,430	1,581
Less current portion	(79)	(111)
Non-current government grants	$ 1,351	$ 1,470